Selling, general and administrative expenses (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Selling, general and administrative expenses
Taxes	[1]	$ (24,756)	$ (18,885)	$ (38,977)
Salaries and social security contributions		(21,172)	(20,386)	(28,860)
Services and fees		(30,897)	(28,157)	(37,915)
Office expenses		(1,475)	(1,222)	(5,190)
Amortization and depreciation	[2]	(8,376)	(9,480)	(9,935)
Maintenance expenses		(908)	(1,150)	(1,717)
Advertising		(912)	(1,564)	(3,367)
Insurance		(2,145)	(2,026)	(1,689)
Charter service			(134)	(799)
Bad debts recovery		8,311	2,918	2,908
Bad debts		(14,727)	(16,400)	(33,876)
Other		(5,005)	(5,290)	(8,874)
Selling, general and administrative expenses		(102,062)	(101,775)	(168,291)
Selling, General And Administrative Expenses, Amortisation Of Leases		$ 969	$ 673	$ 687

[1]	Mainly included taxes over bank transactions and tax on revenue.
[2]	Includes depreciation of leases of USD 969 for the year ended December 31, 2021 (USD 673 and 687 for the year ended December 31, 2020 and 2019 respectively).